STOCK OPTION PLANS (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Schedule of Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Table Text Block]
Stock-based compensation expense for all plans is classified in the statements of operations as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
	2015	2014	2015	2014
Research and development	$103	$108	$295	$288
General and administrative	215	165	520	187
Total	$318	$273	$815	$475

Stock-based compensation expense for all plans for the years ended December 31, 2014 and 2013 is classified in the statements of operations as follows:

	Year Ended December 31,
	2014	2013
Research and development	$412	$338
General and administrative	890	406
Total	$1,302	$744

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
The fair value of the Company’s stock-based awards during the six months ended June 30, 2015 and 2014 were estimated using the Black-Scholes option-pricing model with the following assumptions:

	Three Months Ended June 30,		Six Months Ended June 30,
	2015	2014	2015	2014
Weighted-average volatility	(1)%	302%	(1)%	89%-302%
Weighted-average expected term	(1)	5.75	(1)	5-5.75
Expected dividends	0%	0%	0%	0%
Risk-free investment rate	(1)%	1.96%	(1)%	1.73%-1.96%
(1)	There were no stock options issued during the three and six months ended June 30, 2015.

The fair value of the Company’s stock-based awards during the twelve months ended December 31, 2014 and 2013 were estimated using the following assumptions:

	Year Ended December 31,
	2014	2013
Weighted-average volatility	288%	90%
Weighted-average expected term	5.8	5.0
Expected dividends	0%	0%
Risk-free investment rate	2%	2%
Expected forfeiture rate	0%	0%

Stock Plan 2008 [Member]
Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
The following table is a summary of activity under the 2008 Plan:

	Common Stock Options Outstanding	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value ($000)
Balance December 31, 2014	143,974	$11.00	8.8	$47
Options granted
Employee	—	—	—
Non-employee	—	—	—
Options cancelled	(16,667)	15.00	—
Options exercised	—	—	—
Balance June 30, 2015	127,307	$11.00	8.5	$12

Options vested as of June 30, 2015	104,413

The following table is a summary of activity under the 2008 Plan:

			Weighted
	Common		Average	Aggregate
	stock		Remaining	Intrinsic
	options		Contractual	Value
	outstanding	Weighted Average Exercise Price ($)	Term (years)	($000)
Balance – December 31, 2012	12,194	$3.00	6.4
Options granted (weighted-average fair value of $0.52)
Employee	5,179	7.50	9.2
Non-employee	38,308	7.50	9.2
Options cancelled	(8,072)	1.50	—
Options exercised	1,333	7.50	—
Balance December 31, 2013	46,276	7.50	9.0	$0
Options granted (weighted-average fair value of $0.08)
Employee (1)	83,333	13.50	9.3
Non-employee	22,009	12.00	9.3
Options cancelled	(7,643)	10.50	—
Options exercised	—	—	—
Balance December 31, 2014	143,975	$12.00	8.8	$47

Options vested December 31, 2014	108,693

(1)
Includes 26,667 shares granted to Robert Farrell, the Company’s Chief Financial Officer, 13,333 of which are performance-based and vest upon continued service and achievement of a specific goal; and 13,333 of which are market-based and vest upon continued service and the Company’s achievement of certain stock price targets. All of these shares have an exercise price of $12.00.

Stock Plan 2014 [Member]
Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
The following table is a summary of activity under the 2014 Plan:

	Common Stock Options Outstanding	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (years)	Aggregate Intrinsic Value ($000)
Balance – December 31, 2014	57,333	$13.50	9.8	$0
Options granted (weighted-average fair value of $12.48)
Employee	166,467	12.50	9.1
Non-Employee	15,000	12.30	0.8
Options cancelled	—	—	—
Options exercised	—	—	—
Balance June 30, 2015	238,800	$12.00	9.5	$0

Options vested as of June 30, 2015	46,325

The following table is a summary of activity under the 2014 Plan:

	Common Stock options outstanding	Weighted Average Exercise Price ($)	Weighted Average Remaining Contractual Term (years)
Balance – December 31, 2013	—	—	—
Options granted (weighted-average fair value of $0.09)
Employee	57,333	$13.50	9.8
Non-Employee	—	—	—
Options cancelled	—	—	—
Options Exercised	—	—	—
Balance December 31, 2014	57,333	13.50	9.8

Options vested as of December 31, 2014	4,773

Preferred Stock Plan 2012 [Member]
Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
The following table is a summary of activity under the Preferred Stock Plan:

	Preferred Stock Options Outstanding	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value ($000)
Balance – December 31, 2014	16,583	$92.03	7.8	$6,836
Preferred options cancelled	—	—	—
Preferred options granted
Employee	—	—	—
Non-Employee	—	—	—
Balance – June 30, 2015	16,583	$92.03	7.3	$3,525

Preferred options vested as of June 30, 2015	15,480

The following table is a summary of activity under the Preferred Stock Plan:

			Weighted
	Preferred		Average
	Stock		Remaining
	Options	Weighted Average	Contractual
	Outstanding	Exercise Price ($)	Term (years)
Balance – December 31, 2012	2,448,000	$0.46	9.6
Preferred options granted (weighted-average fair value of $0.0237)
Employee	—	—	—
Non-employee	—	—	—
Preferred options cancelled	(160,500)	$0.23	—
Balance – December 31, 2013	2,287,500	0.47	8.5
Preferred options granted (weighted-average fair value of $1.61)
Employee	200,000	2.21	9.3
Non-employee	—	—	—
Preferred options cancelled	—	—	—
Balance – December 31, 2014	2,487,500	$0.61	8.1

Preferred options vested at December 31, 2014	1,986,068